Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) for the year	$ (46,927)		$ 6,602		$ 9,260
Items included in net income not affecting cash flows
Depreciation and amortization	103,476		96,758		84,340
Impairment charges	3,500		8,540		84,700
Amortization of upfront fees	11,559		7,375		7,997
Profit/(loss), sale of vessel	(75)		3,540		(138)
Fair value gain/(loss) on derivative financial liabilities	5,191		(2,154)		(3,235)
Compensation related to options and restricted stock	2,599		4,948		7,365
Purchase of convertible bonds	3,589		(1,035)		0
Share of profit in associated companies	(858)		(802)		(649)
Unrealized currency translation (gains)/losses	0		0		(255)
Changes in operating assets and liabilities
Accounts receivable and accrued revenues	(25,421)		(9,869)		7,751
Capitalized voyage expenses	255		0		0
Prepaid expenses	(1,141)		430		(1,087)
Accounts payable and accrued expenses	8,234		5,407		(1,557)
Deferred shipping revenues	0		(2,154)		(1,422)
Bunkers, lube oils and consumables	(9,994)		(15,769)		938
Net cash provided by operating activities	53,985		101,817		194,008
Cash flows from investing activities
Investment in vessels	(11,845)		(165,649)		(13,260)
Investment in vessels under constuction	(223,033)		(132,536)		(222,104)
Proceeds from sale of vessels	46,393		111,418		22,233
Dividend received from associated company	409		415		242
Investment in property, plant and equipment	(88)		(193)		(144)
Net cash used in investing activities	(188,165)		(186,545)		(213,033)
Cash flows from financing activities
Cash dividends paid	(11,487)		(23,328)		(66,365)
Issuance of long-term debt	577,685		200,452		219,248
Purchase of treasury shares	(5,026)		0		(2,031)
Issuance of convertible bonds	38,945		0		0
Purchase of convertible bonds	0		(17,104)		(25,334)
Repayment of long-term debt	(448,285)		(107,295)		(163,972)
Net cash provided by/(used in) financing activities	151,832		52,725		(38,454)
Net increase/(decrease) in cash and cash equivalents	17,652		(32,003)		(57,480)
Cash and cash equivalents at beginning of period	77,292	[1]	109,295		166,775
Cash and cash equivalents at end of period	94,944	[1]	77,292	[1]	109,295
Specification of items included in operating activities
Interest paid	40,040		32,253		27,539
Interest received	$ 345		$ 140		$ 66

[1]	Amortized cost.